Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current tax expense
Current period	$ (349)	$ (60)	$ (135)
Current tax expense	(349)	(60)	(135)
Deferred tax benefit (expense)
Origination and reversal of temporary differences	14,844	7,156	(1,231)
Change in unrecognized deductible temporary differences	(14,700)	(6,385)	620
Utilization of previously unrecognised tax losses	159	29	655
Utilization of previously recognized tax losses	75
Deferred tax benefit (expense)	378	800	44
Total	$ 29	$ 740	$ (91)